Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer [Text Block]
Revenue from Contracts with Customers

The Company adopted ASC 606 using the modified retrospective method applied to all contracts not completed as of January 1, 2018.  Results for reporting periods beginning on and after January 1, 2018 are presented under ASC 606 while prior period amounts continue to be reported in accordance with legacy GAAP.  The adoption of ASC 606 did not result in a change to the accounting for any of the in-scope revenue streams; as such, no cumulative effect adjustment was recorded.
All of Park's revenue from contracts with customers within the scope of ASC 606 is recognized within "Other income" in the Consolidated Statements of Income. The following table presents Park's sources of other income by revenue stream and operating segment for the years ended December 31, 2018, December 31, 2017 and December 31, 2016.

	Year Ended December 31, 2018
Revenue by Operating Segment (in thousands)	PNB	GFSC	SEPH	All Other	Total
Income from fiduciary activities
Personal trust and agency accounts	$8,495	$—	$—	$—	$8,495
Employee benefit and retirement-related accounts	6,863	—	—	—	6,863
Investment management and investment advisory agency accounts	9,352	—	—	—	9,352
Other	1,583	—	—	—	1,583
Service charges on deposit accounts
Non-sufficient funds (NSF) fees	7,483	—	—	—	7,483
Demand deposit account (DDA) charges	3,310	—	—	—	3,310
Other	668	—	—	—	668
Other service income (1)
Credit card	2,212	27	—	—	2,239
HELOC	471	—	—	—	471
Installment	243	—	—	—	243
Real estate	9,079	—	—	—	9,079
Commercial	1,153	—	1,081	—	2,234
Checkcard fee income	17,317	—	—	—	17,317
Bank owned life insurance income (2)	4,903	—	—	1,912	6,815
ATM fees	1,978	—	—	—	1,978
OREO valuation adjustments (2)	(272)	—	(219)	—	(491)
Gain on the sale of OREO, net	1,440	—	2,795	—	4,235
Net loss on the sale of investment securities (2)	(2,271)	—	—	—	(2,271)
(Loss) gain on equity securities, net (2)	(53)	—	—	3,266	3,213
Other components of net periodic pension benefit income (2)	6,609	75	136	—	6,820
Gain on the sale of non-performing loans (2)	660	—	2,166	—	2,826
Miscellaneous (3)	7,758	85	(59)	855	8,639
Total other income	$88,981	$187	$5,900	$6,033	$101,101
(1) Of the $14.3 million of revenue included within "Other service income", approximately $5.5 million is within the scope of ASC 606, with the remaining $8.8 million consisting primarily of residential real estate loan fees which are out of scope.
(2) Not within the scope of ASC 606.
(3) "Miscellaneous" income includes brokerage income, safe deposit box rentals, and miscellaneous bank fees totaling $8.6 million, all of which are within the scope of ASC 606.

	Year Ended December 31, 2017 (4)
Revenue by Operating Segment (in thousands)	PNB	GFSC	SEPH	All Other	Total
Income from fiduciary activities
Personal trust and agency accounts	$7,752	$—	$—	$—	$7,752
Employee benefit and retirement-related accounts	6,234	—	—	—	6,234
Investment management and investment advisory agency accounts	8,386	—	—	—	8,386
Other	1,363	—	—	—	1,363
Service charges on deposit accounts
Non-sufficient funds (NSF) fees	8,122	—	—	—	8,122
Demand deposit account (DDA) charges	3,847	—	—	—	3,847
Other	684	—	—	—	684
Other service income (1)
Credit card	1,987	(6)	—	—	1,981
HELOC	474	—	4	—	478
Installment	387	—	—	—	387
Real estate	8,974	—	31	—	9,005
Commercial	1,118	—	193	—	1,311
Checkcard fee income	15,798	—	—	—	15,798
Bank owned life insurance income (2)	4,441	—	—	417	4,858
ATM fees	2,253	—	—	—	2,253
OREO valuation adjustments (2)	(458)	—	—	—	(458)
Gain on the sale of OREO, net	239	—	12	—	251
Net gain on sale of investment securities (2)	—	—	—	1,821	1,821
Other components of net periodic pension benefit income (2)	5,616	63	115	—	5,794
Miscellaneous (3)	5,525	46	164	827	6,562
Total other income	$82,742	$103	$519	$3,065	$86,429
(1) Of the $13.2 million of revenue included within "Other service income", approximately $4.4 million is within the scope of ASC 606, with the remaining $8.8 million consisting primarily of residential real estate loan fees which are out of scope.
(2) Not within the scope of ASC 606.
(3) "Miscellaneous" income includes brokerage income, safe deposit box rentals, and miscellaneous bank fees totaling $6.6 million, all of which are within the scope of ASC 606.
(4) The Corporation elected the modified retrospective approach of adoption; therefore, prior period balances are presented under legacy GAAP and may not be comparable to current year presentation.

	Year Ended December 31, 2016 (4)
Revenue by Operating Segment (in thousands)	PNB	GFSC	SEPH	All Other	Total
Income from fiduciary activities
Personal trust and agency accounts	7,101	—	—	—	$7,101
Employee benefit and retirement-related accounts	5,432	—	—	—	5,432
Investment management and investment advisory agency accounts	7,693	—	—	—	7,693
Other	1,174	—	—	—	1,174
Service charges on deposit accounts
Non-sufficient funds (NSF) fees	8,970	—	—	—	8,970
Demand deposit account (DDA) charges	3,932	—	—	—	3,932
Other	1,357	—	—	—	1,357
Other service income (1)
Credit card	1,584	—	—	—	1,584
HELOC	453	—	5	—	458
Installment	638	—	—	—	638
Real estate	9,319	—	—	—	9,319
Commercial	739	—	1,681	—	2,420
Checkcard fee income	15,057	—	—	—	15,057
Bank owned life insurance income (2)	3,913	—	—	425	4,338
ATM fees	2,268	—	—	—	2,268
OREO valuation adjustments (2)	(583)	—	(18)	—	(601)
Gain on the sale of OREO, net	257	—	1,066	—	1,323
Other components of net periodic pension benefit income (2)	5,156	58	94	—	5,308
Miscellaneous (3)	5,499	(1)	240	530	6,268
Total other income	$79,959	$57	$3,068	$955	$84,039
(1) Of the $14.4 million of revenue included within "Other service income", approximately $5.4 million is within the scope of ASC 606, with the remaining $9.0 million consisting primarily of residential real estate loan fees which are out of scope.
(2) Not within the scope of ASC 606.
(3) "Miscellaneous" income includes brokerage income, safe deposit box rentals, and miscellaneous bank fees totaling $6.3 million, all of which are within the scope of ASC 606.
(4) The Corporation elected the modified retrospective approach of adoption; therefore, prior period balances are presented under legacy GAAP and may not be comparable to current year presentation.

A description of Park's material revenue streams accounted for under ASC 606 follows:

Income from fiduciary activities (Gross): Park earns fiduciary fee income and investment brokerage fees from its contracts with trust customers for various fiduciary and investment-related services. These fees are earned over time as the Company provides the contracted monthly and quarterly services and are generally assessed based on the market value of the trust assets.

Service charges on deposit accounts and ATM fees: The Corporation earns fees from its deposit customers for transaction-based, account maintenance, and overdraft services. Transaction-based fees, which include services such as ATM use fees, stop payment charges, statement rendering, and ACH fees, are recognized at the time the transaction is executed as that is the point in time the Corporation fulfills the customer's request. Account maintenance fees, which relate primarily to monthly maintenance, are generally recognized at the end of the month, representing the period over which the Corporation satisfies the performance obligation. Overdraft fees are recognized at the point in time that the overdraft occurs. Service charges on deposits are withdrawn from the customer's account balance.

Other service income: Other service income includes income from 1) the sale and servicing of loans sold to the secondary market, 2) incentive income from third-party credit card issuers, and 3) loan customers for various loan-related activities and services. These fees are generally recognized at a point in time following the completion of a loan sale or related service activity.

Checkcard fee income: Park earns interchange fees from checkcard cardholder transactions conducted primarily through the Visa payment network. Interchange fees from cardholder transactions represent a percentage of the underlying transaction value and are recognized daily, net of card network fees, concurrently with the transaction processing services provided to the cardholder.

Gain on sale of OREO, net: The Corporation records a gain or loss from the sale of OREO when control of the property transfers to the buyer, which generally occurs at the time of delivery of an executed deed. When Park finances the sale of OREO to the buyer, the Corporation assesses whether the buyer is committed to perform the buyer's obligation under the contract and whether collectability of the transaction price is probable. Once these criteria are met, the OREO asset is derecognized and the gain or loss on sale is recorded upon the transfer of control of the property to the buyer. In determining the gain or loss on the sale, the Corporation adjusts the transaction price and related gain (loss) on sale if a significant financing component is present.